Research and Development Expense (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development Expense [Abstract]
Schedule of research and development expense

	December 31, 2019	December 31, 2018	December 31, 2017
Pre-clinical projects	182,346	873,453	642,821
Clinical projects	993,085	846,235	12,365,768
Drug manufacturing and substance	481,453	2,185,292	2,027,184
Employee benefits and expenses	1,373,543	1,652,791	2,773,516
Lease expenses from short-term lease	26,057	65,921	111,680
Patents and trademarks	168,367	634,986	603,892
Regulatory projects	80,347	398,426	632,387
Depreciation tangible assets	20,083	32,485	53,594
Total research and development expense	3,325,281	6,689,589	19,210,842